Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 5,426,805	$ 1,441,024
Accounts receivable, net (Note 3)	238,973	7,152
Deposits and other assets, net (Note 4)	311,811	11,249
Amount due from a director (Note 15)		309,507
Total current assets	5,977,589	1,768,932
Non-current assets:
Property and equipment, net (Note 5)	658,635	41,932
Deposits and other assets, net (Note 4)	39,019	18,593
Operating lease right-of-use assets, net (Note 7)	2,081,612	53,418
Deferred tax assets (Note 12)		4,539
Deferred initial public offering costs (Note 6)		181,688
Total non-current assets	2,779,266	300,170
TOTAL ASSETS	8,756,855	2,069,102
Current liabilities:
Contract liabilities (Note 8)	396,887	958,314
Operating lease liabilities, current (Note 7)	501,597	48,841
Accrued liabilities	200,158	16,812
Amount due to a director (Note 15)	39,392
Income tax payable (Note 12)	230,440	152,364
Total current liabilities	1,368,474	1,176,331
Non-current liability:
Deferred tax liabilities (Note 12)	11,354
Operating lease liabilities, non-current (Note 7)	1,580,015	4,577
Total non-current liability	1,591,369	4,577
TOTAL LIABILITIES	2,959,843	1,180,908
SHAREHOLDERS’ EQUITY
Additional paid in capital	5,066,546	500
Retained earnings	728,061	881,721
Accumulated other comprehensive income	394	4,123
Total shareholders’ equity	5,797,012	888,194
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	8,756,855	2,069,102
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares, value	1,511	1,350
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares, value	$ 500	$ 500